Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$242,832,395.75	0.6977942	$222,683,383.76	0.6398948	$20,149,011.99
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$435,672,395.75	0.3822224	$415,523,383.76	0.3645454	$20,149,011.99

Weighted Avg. Coupon (WAC)	3.22%		3.21%
Weighted Avg. Remaining Maturity (WARM)	36.80		35.89
Pool Receivables Balance	$468,556,161.29		$447,522,707.46
Remaining Number of Receivables	41,345		40,596

Adjusted Pool Balance	$452,899,200.09		$432,750,188.10

III. COLLECTIONS

Principal:
Principal Collections	$20,285,983.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$502,577.72
Total Principal Collections	$20,788,561.31

Interest:
Interest Collections	$1,224,869.98
Late Fees & Other Charges	$48,010.83
Interest on Repurchase Principal	$-
Total Interest Collections	$1,272,880.81

Collection Account Interest	$5,381.34
Reserve Account Interest	$772.50
Servicer Advances	$-

Total Collections	$22,067,595.96

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$22,067,595.96
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$22,067,595.96

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$390,463.47	$-	$390,463.47	$390,463.47
Collection Account Interest					$5,381.34
Late Fees & Other Charges					$48,010.83
Total due to Servicer					$443,855.64

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$159,864.66		$159,864.66
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$287,343.66		$287,343.66	$287,343.66

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$21,201,119.66

9. Regular Principal Distribution Amount:					$20,149,011.99

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,149,011.99
Class A-4 Notes				$-
Class A Notes Total:		$20,149,011.99		$20,149,011.99
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$20,149,011.99		$20,149,011.99

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,052,107.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,656,961.20
Beginning Period Amount	$15,656,961.20
Current Period Amortization	$884,441.84
Ending Period Required Amount	$14,772,519.36
Ending Period Amount	$14,772,519.36
Next Distribution Date Required Amount	$13,915,464.18

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.80%	3.98%	3.98%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.88%	40,143	98.37%	$440,240,794.84
30 - 60 Days	0.86%	350	1.24%	$5,561,915.61
61 - 90 Days	0.21%	84	0.32%	$1,422,647.47
91-120 Days	0.05%	19	0.07%	$297,349.54
121 + Days	0.00%	0	0.00%	$-
Total		40,596		$447,522,707.46

Delinquent Receivables 30+ Days Past Due
Current Period	1.12%	453	1.63%	$7,281,912.62
1st Preceding Collection Period	1.44%	596	2.13%	$9,972,904.58
2nd Preceding Collection Period	1.62%	682	2.30%	$11,296,901.97
3rd Preceding Collection Period	1.47%	631	2.08%	$10,690,814.07
Four-Month Average	1.41%		2.03%

Repossession in Current Period		45		$774,731.72
Repossession Inventory		89		$402,955.33

Current Charge-Offs
Gross Principal of Charge-Offs				$747,470.24
Recoveries				$(502,577.72)
Net Loss				$244,892.52

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.63%

Average Pool Balance for Current Period				$458,039,434.37

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.64%
1st Preceding Collection Period				1.01%
2nd Preceding Collection Period				1.05%
3rd Preceding Collection Period				0.51%
Four-Month Average				0.80%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	54	1,416	$23,342,972.30
Recoveries	67	1,191	$(12,226,398.85)
Net Loss			$11,116,573.45
Cumulative Net Loss as a % of Initial Pool Balance			0.93%

Net Loss for Receivables that have experienced a Net Loss *	42	1,216	$11,149,001.18
Average Net Loss for Receivables that have experienced a Net Loss			$9,168.59

Principal Balance of Extensions			$1,886,607.12
Number of Extensions			112

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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